Exploration Expenditures	12 Months Ended
Dec. 31, 2017
Disclosure Of Exploration Expenditures [Abstract]
Exploration Expenditures
13.	EXPLORATION EXPENDITURES

The following tables summarize the Company’s exploration expenditures during the years ended December 31, 2018 and 2017:

For the year ended December 31, 2018
Thacker Pass $

Drilling and geological expenses	1,319
Permitting and environmental	3,239
Engineering	173
Consulting and salaries	4,255
Field supplies and other	552
Lithium demo plant equipment depreciation and loss on disposal	477
Total exploration expenditures	10,015

13.	EXPLORATION EXPENDITURES (continued)

	For the year ended December 31, 2017
	Thacker Pass $	Cauchari-Olaroz¹ $	Total $

Drilling	1,195	-	1,195
Engineering	14	-	14
Environmental	279	-	279
Geological and consulting	1,871	471	2,342
Field supplies and other	397	-	397
Lithium demo plant equipment depreciation	112	-	112
Total exploration expenditures	3,868	471	4,339

[1]Expenditures related to the Cauchari-Olaroz project incurred directly by the Company. Starting from July 1, 2017, construction costs related to the Cauchari-Olaroz project are capitalized into Investment in Joint Venture.